Selected accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of notes and other explanatory information [Abstract]
Disclosure of useful lives for property, plant and equipment

Useful life
Buildings and improvements	10 to 40 years
Machinery and other equipment
Machinery and equipment	5 to 20 years
Furniture and vehicles	5 to 10 years
Computer hardware	3 to 7 years
The following table summarizes the movements of property, plant & equipment in 2021:

($ millions)	Land	Buildings & improvements	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2021	35	1,884	573	3,425	5,917
Additions(1)	2	8	654	57	721
Disposals and derecognitions(2)	—	(7)	(8)	(93)	(108)
Reclassifications for assets placed in service	—	146	(410)	264	—
Currency translation effects	(1)	(44)	(19)	(106)	(170)
December 31, 2021	36	1,987	790	3,547	6,360

Accumulated depreciation
January 1, 2021	—	(716)	(8)	(1,768)	(2,492)
Depreciation charge	—	(107)	—	(216)	(323)
Disposals and derecognitions(2)	—	5	7	83	95
Currency translation effects	—	16	—	55	71
December 31, 2021	—	(802)	(1)	(1,846)	(2,649)
Net book value at December 31, 2021	36	1,185	789	1,701	3,711
(1)Includes $52 million in non-cash additions.
(2)Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.
As of December 31, 2021, commitments for purchases of property, plant & equipment were $186 million.
The following table summarizes the movements of property, plant & equipment in 2020:

($ millions)	Land	Buildings & improvements	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2020	33	1,628	755	2,906	5,322
Additions(1)	2	7	479	74	562
Disposals and derecognitions(2)	—	(7)	(10)	(105)	(122)
Reclassifications for assets placed in service	—	215	(705)	490	—
Other reclassifications	—	11	—	(11)	—
Currency translation effects	—	30	54	71	155
December 31, 2020	35	1,884	573	3,425	5,917

Accumulated depreciation
January 1, 2020	—	(618)	(8)	(1,583)	(2,209)
Depreciation charge	—	(80)	—	(213)	(293)
Impairment charge	—	—	—	(6)	(6)
Disposals and derecognitions(2)	—	4	—	70	74
Other reclassifications	—	(7)	—	7	—
Currency translation effects	—	(15)	—	(43)	(58)
December 31, 2020	—	(716)	(8)	(1,768)	(2,492)
Net book value at December 31, 2020	35	1,168	565	1,657	3,425
(1)Includes $83 million in non-cash additions.
(2)Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.
As of December 31, 2020, commitments for purchases of property, plant & equipment were $136 million.
Disclosure of useful lives for intangible assets and location in combined income statement
The following table shows the respective useful lives for available-for-use intangible assets and the location in the Consolidated Income Statement in which the respective amortization and any potential impairment charge is recognized:

	Useful life	Income statement location for amortization and impairment charges
Currently marketed products	5 to 20 years	"Cost of net sales"
Marketing know-how	25 years	"Cost of net sales"
Technologies	10 to 20 years	"Cost of net sales" or "Research and Development"
Other (including software)	3 to 10 years	In the respective functional expense
Alcon brand name	Not amortized, indefinite useful life	"Other expense"